Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Interest paid to related parties			$ 154,848	$ 1,193,372	$ 1,594,700	$ 142,968
Board Of Directors [Member]
Related Party Transaction [Line Items]
Debt held by related parties	$ 1,348,000		1,348,000		1,350,000	2,362,561
Warrants held by related parties	9,391,457		9,391,457		4,265,009	942
Interest paid to related parties	3,945		3,945		237,596	125,000
Related party interest expense	$ 42,410	$ 1,073,370	$ 80,876	$ 1,381,848	$ 1,608,372	$ 120,687